                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED OCTOBER 24, 2003
                                     TO THE
            INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2003,
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
               DATED FEBRUARY 1, 2003, AS AMENDED MARCH 6, 2003,
                               EQUITY INDEX FUND
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MAY 1, 2003,
                       SPECIAL OPPORTUNITIES EQUITY FUND
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                              DATED JUNE 2, 2003,
                       SPECIAL OPPORTUNITIES EQUITY FUND
                        INSTITUTIONAL SHARES PROSPECTUS
                               DATED JUNE 2, 2003
                                      AND
                      STATEMENT OF ADDITIONAL INFORMATION
                DATED FEBRUARY 1, 2003, AS AMENDED JUNE 2, 2003

     Effective on December 31, 2003, shares of a BB&T Fund, with the exception of the BB&T Money Market Funds, sold or exchanged for shares of another BB&T Fund within 60 days of the date of purchase will be charged a 2.00% redemption fee on the current net asset value of the shares sold or exchanged. This redemption fee is paid to the BB&T Funds to offset the costs associated with market timing. This redemption fee will not be imposed on omnibus accounts whose trading activity is not related to market timing. While the BB&T Funds will attempt to impose redemption fees on the underlying account holders of the omnibus accounts, there can be no guarantee that the Funds will be successful in doing so.

     SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

                                                               SUP-ALLEXMM 10/03
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                               [BB&T FUNDS LOGO]

                  NOTICE OF AN AMENDMENT TO EXCHANGE OFFERS --
                       THE IMPOSITION OF A REDEMPTION FEE

     SHAREHOLDERS ARE HEREBY NOTIFIED THAT, BEGINNING ON DECEMBER 31, 2003, SHARES OF A BB&T FUND, WITH THE EXCEPTION OF THE BB&T MONEY MARKET FUNDS, SOLD OR EXCHANGED FOR SHARES OF ANOTHER BB&T FUND WITHIN 60 DAYS OF THE DATE OF PURCHASE WILL BE CHARGED A 2.00% REDEMPTION FEE ON THE CURRENT NET ASSET VALUE OF THE SHARES SOLD OR EXCHANGED. THIS REDEMPTION FEE IS PAID TO THE BB&T FUNDS TO OFFSET THE COSTS ASSOCIATED WITH MARKET TIMING. THIS REDEMPTION FEE WILL NOT BE IMPOSED ON OMNIBUS ACCOUNTS WHOSE TRADING ACTIVITY IS NOT RELATED TO MARKET TIMING. WHILE THE BB&T FUNDS WILL ATTEMPT TO IMPOSE REDEMPTION FEES ON THE UNDERLYING ACCOUNT HOLDERS OF THE OMNIBUS ACCOUNTS, THERE CAN BE NO GUARANTEE THAT THE FUNDS WILL BE SUCCESSFUL IN DOING SO.

OCTOBER 24, 2003

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED OCTOBER 24, 2003
                                     TO THE
            INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2003,
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                DATED FEBRUARY 1, 2003, AS AMENDED MARCH 6, 2003
                                      AND
                      STATEMENT OF ADDITIONAL INFORMATION
                DATED FEBRUARY 1, 2003, AS AMENDED JUNE 2, 2003

     The Board of Trustees of the BB&T Funds has approved the liquidation and termination of the BB&T Balanced Fund (the "Fund"). Accordingly, the assets of the Fund will be liquidated on such date as determined by the officers of the Fund but in no event sooner than 30 days from the date of this supplement. After paying all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the Fund, the Fund will distribute to its shareholders their pro rata share of the proceeds.

     As of the date of this supplement, the Fund will be closed to new shareholders. Existing shareholders may continue to purchase and exchange shares and invest in the Fund through its Automatic Investment Plan, up until the Fund's liquidation.

 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR
                               FUTURE REFERENCE.

                                                                SUP-SATRRL 10/03